Cover	Sep. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-43355
Entity Registrant Name	East West Ave Acquisition Corp
Entity Central Index Key	0002100704
Entity Tax Identification Number	41-2320127
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5725 S Valley View Blvd
Entity Address, Address Line Two	Ste 5 #378094
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	802
Local Phone Number	242-1238
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one share of common stock, $0.0001 par value, and one Right to acquire one-fourth of one share of common stock
Title of 12(b) Security	Units, consisting of one share of common stock, $0.0001 par value, and one Right to acquire one-fourth of one share of common stock
Trading Symbol	EWAVU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	EWAV
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-fourth of one share of common stock
Title of 12(b) Security	Rights, each whole right to acquire one-fourth of one share of common stock
Trading Symbol	EWAVR
Security Exchange Name	NASDAQ